Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: March 10, 2023

Payment Date	3/15/2023
Collection Period Start	2/1/2023
Collection Period End	2/28/2023
Interest Period Start	2/15/2023
Interest Period End	3/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$128,013,038.04	$26,481,743.47	$101,531,294.57	0.217785	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$740,296,038.04	$26,481,743.47	$713,814,294.57

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$743,687,248.03	$717,205,504.56	0.528724
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$743,687,248.03	$717,205,504.56
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360
Class A-2 Notes	$128,013,038.04	0.32000%	30/360	$34,136.81
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$740,296,038.04			$474,355.56

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$743,687,248.03	$717,205,504.56
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$743,687,248.03	$717,205,504.56
Number of Receivable Outstanding	50,331	49,601
Weight Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	44	43

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,327,000.18
Principal Collections	$26,276,373.02
Liquidation Proceeds	$52,268.00
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,655,641.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,655,641.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$619,739.37	$619,739.37	$—	$—	$28,035,901.83
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,035,901.83
Interest - Class A-2 Notes	$34,136.81	$34,136.81	$—	$—	$28,001,765.02
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$27,702,620.02
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$27,611,282.02
First Allocation of Principal	$—	$—	$—	$—	$27,611,282.02
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$27,596,699.64
Second Allocation of Principal	$—	$—	$—	$—	$27,596,699.64
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$27,580,535.87
Third Allocation of Principal	$9,526,533.48	$9,526,533.48	$—	$—	$18,054,002.39
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,035,012.79
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,471,012.79
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,471,012.79
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,079,802.80
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,079,802.80
Remaining Funds to Certificates	$1,079,802.80	$1,079,802.80	$—	$—	$—
Total	$28,655,641.20	$28,655,641.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$743,687,248.03	$717,205,504.56
Note Balance	$740,296,038.04	$713,814,294.57
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	14	$205,370.45
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	37	$52,268.00
Monthly Net Losses (Liquidation Proceeds)			$153,102.45
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			—%
Preceding Collection Period			(0.06)%
Current Collection Period			0.25%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$1,260,803.33
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	83	$1,474,417.47
60-89 Days Delinquent	0.07%	25	$495,549.23
90-119 Days Delinquent	0.01%	6	$100,830.10
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	114	$2,070,796.80

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$47,483.55
Total Repossessed Inventory		6	$87,254.73

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		31	$596,379.33
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.10%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.35	0.05%	20	0.04%